Commitments - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023
Other Commitments [Line Items]
Cancellation of contracts that would lead to cancellation fee	no
Minimum [Member]
Other Commitments [Line Items]
Cancellation fee for termination of contract	15.00%
Maximum [Member]
Other Commitments [Line Items]
Cancellation fee for termination of contract	100.00%